Morgan Stanley California Tax-Free Income Fund            Two World Trade Center
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001              New York, New York 10048

Dear Shareholder:
The pronounced slowdown of the U.S. economy, which began last year, continued during the first six months of 2001. Much of the momentum that had characterized previous years was lost. The Federal Reserve Board responded by lowering its target for short-term interest rates. Between January and June, in a series of six separate moves, the federal funds rate was reduced from 6.50 to 3.75 percent. Congress cut taxes in June by passing the Economic Growth and Tax Relief Reconciliation Act of 2001. Both monetary and fiscal actions are expected to stimulate the economy.

By the first quarter of 2001, signs of slower growth were evident throughout the economy. Retail sales flattened, capital spending stalled and unemployment edged upward. Much of the weakness was the result of an inventory correction, making manufacturing and technology especially weak. Against this backdrop, long-term bonds, which rallied in the fourth quarter of 2000, continued to improve. By April some signs of improvement in economic data began to appear. Lower mortgage rates helped strengthen the housing market, and consumer confidence rebounded. The possibility of an improving economic outlook caused long-term interest rates to increase during the second quarter.

Municipal Market Conditions
The yield on the 30-year insured municipal bond index, which began the year at
5.27 percent, rose to 5.45 percent in April before declining to 5.35 percent at the end of June. The ratio of municipal yields as a percentage of Treasury yields is used to track the relationship between the two markets. Over the past six months, the ratio of 30-year insured municipals to Treasuries has declined from 97 to 93 percent. A declining ratio means that municipals have outperformed Treasuries. Most of the relative improvement in municipals occurred in the second quarter as Treasury yields rose more rapidly than municipals on expectations of an improved economic outlook.

The change in the slope of the yield curve has been the major story in the fixed-income markets this year. As the Fed started aggressively lowering short-term rates in January, the municipal yield curve for maturities between 1 and 30 years steepened from 125 to 250 basis points. A steep yield curve offers investors more incentive to extend maturities. The most significant change in relative value occurred in California issues. The state's power crisis this spring adversely affected the relative value of California municipal bonds. Yields on California general obligation bonds which had been substantially lower than general market levels have recently snapped back to national levels.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

Lower interest rates have led to a resurgence in new-issue supply. During the first half of the year, new-issue volume increased 39 percent, to $134 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California underwriting accounted for 13 percent of national volume.

                        [30-YEAR BOND YIELDS BAR CHART]

                                                                                                           INSURED MUNICIPAL
                                                                                                      YIELDS/U.S. TREASURY YIELDS
                                              INSURED MUNICIPAL YIELDS      U.S. TREASURY YIELDS                (RATIO)
                                              ------------------------      --------------------      ---------------------------
                                                         6.6%                       7.39%                        89.31%
1992                                                    6.75                        7.96                          84.8
                                                         6.4                        7.77                         82.37
                                                         6.4                        7.38                         86.72
                                                         6.3                        7.39                         85.25
1993                                                       6                        6.92                         86.71
                                                        5.65                        6.67                         84.71
                                                        5.35                        6.02                          88.9
                                                         5.4                        6.34                         85.17
1994                                                     6.4                        7.09                         90.27
                                                         6.5                        7.61                         85.41
                                                        6.55                        7.81                         83.87
                                                        6.75                        7.88                         85.66
1995                                                    6.15                        7.43                         82.77
                                                         6.1                        6.62                         92.15
                                                        5.95                        6.48                         91.82
                                                        5.35                        5.94                         90.07
1996                                                    5.85                        6.66                         87.84
                                                         5.9                        6.89                         85.63
                                                         5.7                        6.93                         82.25
                                                         5.6                        6.63                         84.46
1997                                                     5.9                         7.1                          83.1
                                                         5.6                        6.78                          82.6
                                                         5.4                         6.4                         84.38
                                                        5.15                        5.92                         86.99
1998                                                    5.25                        5.93                         88.53
                                                         5.2                        5.65                         92.04
                                                        4.95                           5                            99
                                                        5.05                         5.1                         99.02
1999                                                    5.15                        5.63                         91.47
                                                        5.47                        5.96                         91.78
                                                        5.83                        6.05                         96.36
                                                        5.97                        6.48                         92.13
2000                                                    5.82                        5.83                         99.83
                                                        5.84                         5.9                         98.98
                                                        5.74                        5.89                         97.45
                                                        5.27                        5.46                         96.52
2001                                                    5.26                        5.44                         96.69
                                                        5.35                        5.76                         92.88

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance
The performance of the Morgan Stanley California Tax-Free Income Fund was affected by the changes in relative value of California municipals as discussed above. For the six-month period ended June 30, 2001, the Fund's Class B shares returned 0.48 percent. During the same period, the Lehman Brothers Municipal Bond Index(1) returned 2.88 percent. This Index does not include any expenses, fees or charges. For the same period, the Fund's Class A, C and D shares returned 0.70 percent, 0.50 percent and 0.79 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
(1)The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

Portfolio Structure
The Fund's net assets of $830 million were diversified among 13 long-term sectors and 70 credits. More than half of the holdings were in four essential-purpose sectors: general obligation, transportation, municipal electric, and water & sewer. During the six-month period under review, cash and short-term investments ranged between 5 and 8 percent of net assets. Issues in the refunded bond category accounted for an additional 10 percent of the portfolio. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The portfolio is high grade, with 85 percent of its long-term holdings rated AA or AAA. The average maturity and call protection were 17 and 6 years, respectively.

Average duration, a measure of sensitivity to interest-rate changes, was 7.6 years. Generally, bonds with longer durations have the greater volatility. During the first half of the year, purchases shifted from more market-sensitive securities that sought to extend duration to issues that have tended to maintain duration. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call (redemption) provisions are also shown by year with their respective cost (book) yields.

Looking Ahead
We believe that the relative attractiveness of tax-free bonds versus Treasuries continues to offer long-term value to municipal investors. The Fund's investment strategy is focused on maintaining high-grade credit quality, emphasizing essential service sectors and improving call protection.

We appreciate your ongoing support of Morgan Stanley California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

[LARGEST SECTORS BAR CHART]
(% OF NET ASSETS)

                          WATER &                                                    GENERAL         TAX
                           SEWER      TRANSPORTATION    ELECTRIC      REFUNDED     OBLIGATION    ALLOCATION     HOSPITAL
                          -------     --------------    --------      --------     ----------    ----------     --------
                            20%             18%            11%           10%            9%            8%            6%

                          PUBLIC
                        FACILITIES
                        ----------
                             6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa OR AAA                                    Aa OR AA                A OR A               Baa OR BBB              Ba OR BB
----------                                    --------                ------               ----------              --------
69%                                              15%                    7%                     8%                     1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[DISTRIBUTION BY MATURITY BAR CHART]
(% OF NET ASSETS)

WEIGHTED AVERAGE
MATURITY: 17 YEARS
------------------
UNDER 1 YEAR                                                   3.9%
1-5 Years                                                      7.40%
5-10 Years                                                     8.70%
10-20 Years                                                   39.20%
20-30 Years                                                   34.90%
30+ Years                                                      3.80%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

[CALL AND COST (BOOK) YIELD STRUCTURE BAR GRAPH]

YEARS BONDS CALLABLE           PERCENT CALLABLE
2001                                 2%
2002                                 9%
2003                                13%
2004                                 4%
2005                                11%
2006                                 5%
2007                                 7%
2008                                20%
2009                                 4%
2010                                 2%
2011+                               23%



          COST (BOOK) YIELD*
2001                                6.4%
2002                                7.3%
2003                                5.8%
2004                                6.3%
2005                                6.9%
2006                                6.4%
2007                                6.0%
2008                                5.3%
2009                                5.2%
2010                                6.1%
2011+                               5.6%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.4% ON 2% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley California Tax-Free Income Fund
FUND PERFORMANCE - JUNE 30, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                       7.61%(1)    3.03%(2)
Since Inception (7/28/97)    4.25%(1)    3.10%(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                       7.39%(1)    2.39%(2)
5 Years                      5.19%(1)    4.86%(2)
10 Years                     5.71%(1)    5.71%(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                       7.09%(1)    6.09%(2)
Since Inception (7/28/97)    3.88%(1)    3.88%(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                       7.81%(1)
Since Inception (7/28/97)    4.59%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (94.0%)
            General Obligation (8.6%)
            California,
$  5,000    Ser 1990..................................................  7.00 %   08/01/07    $  5,742,150
   5,000    Ser 1990..................................................  7.00     08/01/08       5,790,650
   5,000    Various Purpose 04/01/93 (FSA)............................  5.50     04/01/19       5,075,650
  10,000    Various Purpose Ser 1996 (Ambac)..........................  5.25     06/01/21      10,028,300
   5,000    Various Purpose 09/01/00 (FGIC)...........................  5.25     09/01/30       4,918,950
   2,000    Veterans Ser AT...........................................  9.50     02/01/10       2,679,440
   2,400    Veterans Ser BH (AMT) (FSA)...............................  5.40     12/01/16       2,411,496
   3,000    Veterans Ser BD, BE & BF (AMT) (Ambac)....................  6.375    02/01/27       3,001,950
   2,500    Carlsbad Unified School District, Ser 1997 (FGIC).........  0.00     11/01/16       1,122,325
            Los Angeles Community College District,
   5,000    2001 Ser A (MBIA).........................................  5.50     08/01/20       5,179,900
   5,000    2001 Ser A (MBIA).........................................  5.50     08/01/21       5,167,900
  10,000    Los Angeles Unified School District, 1997 Ser B (FGIC)....  5.00     07/01/23       9,726,900
            Puerto Rico,
   8,500    Public Improvement Ser 1998...............................  4.75     07/01/23       7,892,675
   2,700    Public Improvement Ser 1998 (Secondary MBIA)..............  4.875    07/01/23       2,613,276
--------                                                                                     ------------
  71,100                                                                                       71,351,562
--------                                                                                     ------------
            Educational Facilities Revenue (2.4%)
            California Educational Facilities Authority,
   6,000    University of San Diego Ser 1998 (Ambac)..................  5.00     10/01/22       5,853,780
   2,500    University of Southern California Ser 1993 B..............  5.80     10/01/15       2,601,375
   4,000    University of Southern California 1997 Ser C..............  5.125    10/01/28       3,865,760
   3,400    California Statewide Communities Development Authority,
            Gemological Institute of America COPs (Connie Lee)........  6.00     05/01/20       3,643,644
   4,000    University of California, Multiple Purpose Refg Ser 1993 C
              (Ambac).................................................  5.125    09/01/18       4,000,440
--------                                                                                     ------------
  19,900                                                                                       19,964,999
--------                                                                                     ------------
            Electric Revenue (10.5%)
            Los Angeles Department of Water & Power,
  11,025    Second Issue of 1993 (Secondary Ambac)....................  5.40     11/15/13      11,348,474
  25,000    2001 Ser A (FSA)..........................................  5.25     07/01/22      25,038,500
   2,000    Second Issue of 1993 (Secondary Ambac)....................  5.375    09/01/23       2,009,100
   5,000    Northern California Power Agency, Hydro #1 1993 Refg Ser A
              (MBIA)..................................................  5.50     07/01/16       5,113,350
            Sacramento Municipal Utility District,
   5,700    Refg 1994 Ser H (MBIA)....................................  5.75     01/01/11       6,002,385
  13,000    Refg 1992 Ser A (FGIC)....................................  9.527++  08/01/18      14,218,750
            Southern California Public Power Authority,
   3,500    Mead-Adelanto 1994 Ser A (Ambac)..........................  6.30 ++  07/01/15       3,688,125
   2,500    Mead-Phoenix 1994 Ser A (Ambac)...........................  6.30 ++  07/01/15       2,634,375
   1,750    Transmission Refg Ser 1988 (FGIC).........................  0.00     07/01/06       1,445,185

                                       7
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  5,000    Turlock Irrigation District, Refg 1998 Ser A (MBIA).......  5.00 %   01/01/26    $  4,808,750
            Puerto Rico Electric Power Authority,
   9,000    Power Ser O...............................................  5.00     07/01/12       9,001,710
   2,000    Power Ser X...............................................  5.50     07/01/25       2,017,120
--------                                                                                     ------------
  85,475                                                                                       87,325,824
--------                                                                                     ------------
            Hospital Revenue (5.7%)
  10,000    Antelope Valley Healthcare District, Refg Ser 1997 A
              (FSA)...................................................  5.20     01/01/20      10,000,000
            California Health Facilities Financing Authority,
   3,000    Scripps Memorial Hospitals Ser 1992 A (MBIA)..............  6.375    10/01/22       3,172,230
   2,500    Sutter/CHS Ser 1996 A (MBIA)..............................  5.875    08/15/16       2,658,750
   2,000    California Statewide Communities Development Authority,...  6.50     08/01/12       2,216,880
            Cedars-Sinai Medical Center Ser 1992 COPs
  14,000    Duarte, City of Hope National Medical Center Ser 1999 A
              COPs....................................................  5.25     04/01/19      13,034,700
   7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
              (MBIA)..................................................  6.50     03/15/15       8,852,475
   4,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
            Medical Center Ser 1997 A COPs (MBIA).....................  5.25     07/01/17       4,057,400
   3,000    University of California, UCLA Medical Center Refg Ser
              1994 (MBIA).............................................  5.50     12/01/14       3,098,340
--------                                                                                     ------------
  46,000                                                                                       47,090,775
--------                                                                                     ------------
            Industrial Development/Pollution Control Revenue (1.6%)
            California Pollution Control Financing Authority,
   4,500    San Diego Gas & Electric Co 1996 Ser A....................  5.90     06/01/14       4,522,365
  10,000    Southern California Edison Co 1992 Ser B (AMT)............  6.40     12/01/24       8,500,500
--------                                                                                     ------------
  14,500                                                                                       13,022,865
--------                                                                                     ------------
            Mortgage Revenue - Multi-Family (0.2%)
   2,000    California Housing Finance Agency, Rental II 1992 Ser B...  6.70     08/01/15       2,068,360
--------                                                                                     ------------
            Mortgage Revenue - Single Family (4.4%)
            California Housing Finance Agency,
   9,000    Home 1995 Ser J (Ambac)...................................  6.00     08/01/17       9,399,780
     690    Home 1991 Ser C (AMT) (MBIA)..............................  7.00     08/01/23         708,830
   3,000    Home 1995 Ser M (AMT) (MBIA)..............................  6.15     08/01/27       3,106,050
   5,770    Home 1995 Ser K (AMT) (Ambac).............................  6.25     08/01/27       5,942,927
   2,245    Home 1991 Ser G (AMT).....................................  7.05     08/01/27       2,291,516
   5,935    Purchase 1995 Ser B-2 (AMT)...............................  6.30     08/01/24       6,070,674
            California Rural Home Financing Authority,
   2,015    Home 1997 Ser D-CL 5 (AMT)................................  6.70     05/01/29       2,219,281
   2,880    1997 Ser A-2 (AMT)........................................  7.00     09/01/29       3,251,779
   1,915    Home 1998 Ser A (AMT).....................................  6.35     12/01/29       2,098,246
   1,115    Puerto Rico Housing Finance Corporation, Portfolio One
              GNMA-Backed Ser C.......................................  6.85     10/15/23       1,142,373
--------                                                                                     ------------
  34,565                                                                                       36,231,456
--------                                                                                     ------------

                                       8
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (5.7%)
$  4,000    Anaheim Public Financing Authority, Sub 1997 Ser C
              (FSA)...................................................  6.00 %   09/01/16    $  4,531,320
   5,000    Beverly Hills Public Financing Authority, 1993 Refg Ser A
              (MBIA)..................................................  8.02 ++  06/01/15       5,356,250
            California Public Works Board,
  10,000    Department of Corrections Refg 1993 Ser A (Ambac).........  5.00     12/01/19      10,023,500
   3,000    Department of Corrections 1998 Ser B (MBIA)...............  5.00     09/01/21       2,929,020
   9,500    Los Angeles County, Public Properties Refg of 1987 COPs...  0.00     04/01/04       8,442,270
   2,000    San Diego County, Downtown Courthouse Refg 1998 COPs
              (Ambac).................................................  4.50     05/01/23       1,775,120
   2,000    San Francisco Redevelopment Agency, Ser 1998 (FSA)........  5.00     07/01/25       1,926,920
  12,000    San Jose Financing Authority, Convention Center Refg 1993
              Ser C...................................................  6.375    09/01/13      12,298,800
--------                                                                                     ------------
  47,500                                                                                       47,283,200
--------                                                                                     ------------
            Recreational Facilities Revenue (0.2%)
   2,000    San Diego County, San Diego Natural History Museum COPs...  5.70     02/01/28       1,960,720
--------                                                                                     ------------
            Tax Allocation Revenue (7.5%)
            Garden Grove Community Development Agency,
   5,000    Refg Issue of 1993........................................  5.70     10/01/13       5,076,000
   6,000    Refg Issue of 1993........................................  5.875    10/01/23       6,018,360
   1,000    Industry Urban-Development Agency,
              Transportation-Distribution
              Industrial Redev Proj # 3 1992 Refg.....................  6.90     11/01/16       1,054,590
  25,250    Long Beach Financing Authority, Ser 1992 (Ambac)..........  6.00     11/01/17      28,468,113
            Pleasanton Joint Powers Financing Authority,
  10,575    Reassessment 1993 Ser A...................................  6.15     09/02/12      11,030,042
   1,500    Reassessment 1993 Ser A...................................  6.20     09/02/17       1,548,585
  10,000    San Jose Redevelopment Agency, Ser 1999 (Ambac)...........  4.75     08/01/23       9,214,100
--------                                                                                     ------------
  59,325                                                                                       62,409,790
--------                                                                                     ------------
            Transportation Facilities Revenue (17.5%)
  10,000    Alameda Corridor Transportation Authority, Sr Lien Ser
              1999 A (MBIA)...........................................  5.25     10/01/21      10,062,200
   4,000    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge
              2001 Ser D..............................................  5.00     04/01/18       3,963,880
            Foothill/Eastern Transportation Corridor Agency,
   5,000    Toll Road Ser 1999 (MBIA).................................  5.125    01/15/19       5,005,900
  14,000    Toll Road Ser 1999........................................  0.00     01/15/23       8,239,000
  25,000    Toll Road Ser 1999........................................  0.00     01/15/38       2,405,500
            Long Beach,
   5,000    Harbor Refg Ser 1998 A (AMT) (FGIC).......................  6.00     05/15/17       5,572,300
   3,000    Harbor Refg Ser 1998 A (AMT) (FGIC).......................  6.00     05/15/19       3,325,260
  15,000    Harbor Ser 1995 (AMT) (MBIA)..............................  5.25     05/15/25      14,718,900
  10,000    Los Angeles, Department of Airports Refg 1995 Ser A
              (FGIC)..................................................  5.50     05/15/09      10,549,000
   5,000    Orange County, Airport Refg Ser 1997 (AMT) (MBIA).........  5.50     07/01/11       5,326,050
  15,000    San Diego County Regional Transportation Commission, Sales
              Tax 1994 Ser A (FGIC)...................................  4.75     04/01/08      15,768,150

                                       9
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            San Francisco Airports Commission,
$  4,055    San Francisco Int'l Airport Second Ser Refg Issue 4
              (MBIA)..................................................  6.00 %   05/01/20    $  4,281,756
  10,000    San Francisco Int'l Airport Second Ser Issue 15 B
              (MBIA)..................................................  4.50     05/01/25       8,825,000
   5,000    San Francisco Int'l Airport Second Ser Refg Issue 27 B
              (FGIC) (WI).............................................  5.125    05/01/26       4,886,300
            San Francisco Bay Area Rapid Transit District,
   3,000    Sales Tax Ser 1995 (FGIC).................................  5.50     07/01/15       3,103,230
  10,000    Sales Tax Ser 1998 (Ambac)................................  4.75     07/01/23       9,278,200
            San Joaquin Hills Transportation Corridor Agency,
   6,000    Toll Road Refg Ser 1997 A (MBIA)..........................  0.00     01/15/15       2,989,560
   7,000    Toll Road Refg Ser 1997 A (MBIA)..........................  5.25     01/15/30       6,877,850
  10,000    Toll Road Refg Ser 1997 A (MBIA)..........................  0.00     01/15/31       1,868,000
  10,000    Toll Road Senior Lien.....................................  5.00     01/01/33       8,757,300
  10,000    Puerto Rico Highway & Transportation Authority, Ser 1998
              A.......................................................  4.75     07/01/38       9,022,600
--------                                                                                     ------------
 186,055                                                                                      144,825,936
--------                                                                                     ------------
            Water & Sewer Revenue (19.8%)
  10,000    California Department Water Resources, Central Valley Ser
              U.......................................................  5.00     12/01/29       9,477,300
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)....  6.00     08/01/18       8,587,280
  10,000    Contra Costa Water District, Ser G (MBIA).................  5.50     10/01/19      10,223,100
   5,450    Corona Public Financing Authority, Water Ser 1998
              (FGIC)..................................................  4.75     09/01/23       5,034,655
            East Bay Municipal Utility District,
  13,000    Water Refg Ser 1992.......................................  6.00     06/01/20      13,352,300
  12,000    Water Ser 2001 (MBIA).....................................  5.00     06/01/26      11,536,800
   7,000    Water Ser 1998 (MBIA).....................................  4.75     06/01/34       6,300,910
  10,000    Eastern Municipal Water District, Water & Sewer Refg Ser
              1998 A
            COPs (FGIC)...............................................  4.75     07/01/23       9,266,000
  15,000    Los Angeles County Sanitation Districts Financing
              Authority,
              1993 Ser A..............................................  5.375    10/01/13      15,449,400
   5,000    Los Angeles Department of Water & Power, Water 2001 Ser
              A.......................................................  5.125    07/01/41       4,720,250
  17,000    Metropolitan Water District of Southern California,
              Waterworks 1997 Ser A...................................  5.00     07/01/26      16,229,900
  12,000    Sacramento Financing Authority, Water & Capital
              Improvement
            2001 Ser A (Ambac)........................................  5.00     12/01/26      11,532,240
            San Diego Public Facilities Financing Authority,
  10,000    Sewer Ser 1993 A..........................................  5.25     05/15/20      10,006,300
   3,000    Sewer Ser 1995 (FGIC).....................................  5.00     05/15/25       2,874,780
  10,000    San Diego, Water 1998 Ser (FGIC)..........................  4.75     08/01/28       9,080,100
            San Francisco Public Utilities Commission,
   7,750    Water 1992 Refg Ser A.....................................  6.00     11/01/15       7,877,643
  10,000    Water 1996 Ser A..........................................  5.00     11/01/21       9,628,600
   2,000    Santa Rosa, Wastewater Refg 1996 Ser A (FGIC).............  4.75     09/01/16       1,959,640
   1,000    Stockton, Wastewater 1998 Ser A COPs (MBIA)...............  5.00     09/01/23         969,950
--------                                                                                     ------------
 168,200                                                                                      164,107,148
--------                                                                                     ------------

                                       10
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Refunded (9.9%)
$  4,000    California Statewide Communities Development Authority,
            UniHealth America 1993 Ser A COPs (Ambac) (ETM)...........  5.50 %   10/01/14    $  4,295,880
  10,000    Desert Hospital District, Desert Hospital Corp Ser 1992
              COPs....................................................  9.50 ++  07/01/02+     11,062,500
            Foothill/Eastern Transportation Corridor Agency,
  15,000    Toll Road Sr Lien Ser 1995 A..............................  6.00     01/01/07+     16,720,050
   4,000    Toll Road Sr Lien Ser 1995 A..............................  0.00     01/01/10+      3,888,000
            Los Angeles Convention & Exhibition Center Authority,
  14,000    Ser 1985 COPs.............................................  9.00     12/01/05+     17,186,680
  10,000    Ser 1985 COPs**...........................................  9.00     12/01/05+     12,276,200
   6,000    San Diego County Water Authority, Ser 1991- B COPs
              (MBIA)..................................................  9.42 ++  04/27/06+      7,455,000
            Southern California Public Power Authority,
   5,000    Palo Verde Ser A (Ambac) (ETM)............................  5.00     07/01/15       5,050,550
   5,250    Transmission Refg Ser 1988 A (FGIC) (ETM).................  0.00     07/01/06       4,356,922
--------                                                                                     ------------
  73,250                                                                                       82,291,782
--------                                                                                     ------------
 809,870    Total California Tax-Exempt Municipal Bonds (Cost $746,944,944)...............    779,934,417
--------                                                                                     ------------
            Short-Term California Tax-Exempt Municipal Obligations
              (3.9%)
  18,000    California Health Facilities Financing Authority,
            Adventist Health/West
            1998 Ser B (MBIA) (Demand 07/02/01).......................  3.05 *   09/01/28      18,000,000
  10,920    California Statewide Communities Development Authority,
            John Muir/Mt Diablo Health COPs (Ambac) (Demand
              07/02/01)...............................................  3.00 *   08/15/27      10,920,000
   3,000    Newport Beach, Hoag Memorial Hospital/Presbyterian Ser
              1992 (Demand 07/02/01)..................................  3.00 *   10/01/22       3,000,000
--------                                                                                     ------------
  31,920    Total Short-Term California Tax-Exempt Municipal Obligations (Cost
            $31,920,000)..................................................................     31,920,000
--------                                                                                     ------------

$841,790    Total Investments (Cost $778,864,944) (a)...................    97.9%     811,854,417
========
            Other Assets in Excess of Liabilities.......................     2.1       17,675,100
                                                                           -----     ------------
            Net Assets..................................................   100.0%    $829,529,517
                                                                           =====     ============

                                       11
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

---------------------

    AMT      Alternative Minimum Tax.
   COPs      Certificates of Participation.
    ETM      Escrowed to maturity.
    WI       Security purchased on a "when-issued" basis.
     *       Current coupon of variable rate demand obligation.
    **       This security is segregated in connection with the purchase of a "when-issued" security.
     +       Prerefunded to call date shown.
    ++       Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related
             short-term security fluctuates.
    (a)      The aggregate cost for federal income tax purposes
             approximates the aggregate cost for book purposes. The
             aggregate gross unrealized appreciation is $40,339,275 and the aggregate gross unrealized depreciation is $7,349,802, resulting in net unrealized appreciation of $32,989,473.

Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
Connie Lee   Connie Lee Insurance Company -- A wholly owned subsidiary of
             Ambac Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.

                                       12
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $778,864,944).......................................  $811,854,417
Cash........................................................        27,223
Receivable for:
    Investments sold........................................    13,095,071
    Interest................................................    11,437,181
    Shares of beneficial interest sold......................       413,986
Prepaid expenses and other assets...........................        31,800
                                                              ------------
    Total Assets............................................   836,859,678
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     4,946,207
    Shares of beneficial interest repurchased...............     1,275,020
    Plan of distribution fee................................       453,503
    Investment management fee...............................       368,364
    Dividends to shareholders...............................       195,439
Accrued expenses and other payables.........................        91,628
                                                              ------------
    Total Liabilities.......................................     7,330,161
                                                              ------------
    Net Assets..............................................  $829,529,517
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $795,398,824
Net unrealized appreciation.................................    32,989,473
Accumulated undistributed net investment income.............       786,786
Accumulated undistributed net realized gain.................       354,434
                                                              ------------
    Net Assets..............................................  $829,529,517
                                                              ============
Class A Shares:
Net Assets..................................................   $17,411,832
Shares Outstanding (unlimited authorized, $.01 par value)...     1,417,718
    Net Asset Value Per Share...............................        $12.28
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 4.44% of net asset value).......        $12.83
                                                              ============
Class B Shares:
Net Assets..................................................  $710,851,062
Shares Outstanding (unlimited authorized, $.01 par value)...    57,474,880
    Net Asset Value Per Share...............................        $12.37
                                                              ============
Class C Shares:
Net Assets..................................................   $15,140,804
Shares Outstanding (unlimited authorized, $.01 par value)...     1,224,226
    Net Asset Value Per Share...............................        $12.37
                                                              ============
Class D Shares:
Net Assets..................................................   $86,125,819
Shares Outstanding (unlimited authorized, $.01 par value)...     6,982,609
    Net Asset Value Per Share...............................        $12.33
                                                              ============

                                       13
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2001 (unaudited)

Net Investment Income:

Interest Income.............................................  $ 22,835,660
                                                              ------------
Expenses
Plan of distribution fee (Class A shares)...................        11,448
Plan of distribution fee (Class B shares)...................     2,703,134
Plan of distribution fee (Class C shares)...................        54,444
Investment management fee...................................     2,252,227
Transfer agent fees and expenses............................       101,619
Shareholder reports and notices.............................        39,067
Professional fees...........................................        29,809
Custodian fees..............................................        17,395
Trustees' fees and expenses.................................         9,938
Other.......................................................        13,317
                                                              ------------
    Total Expenses..........................................     5,232,398
Less: expense offset........................................       (17,355)
Less: plan of distribution fee rebate (Class B shares)......      (438,817)
                                                              ------------
    Net Expenses............................................     4,776,226
                                                              ------------
    Net Investment Income...................................    18,059,434
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................     2,309,224
Net change in unrealized depreciation.......................   (15,916,877)
                                                              ------------
    Net Loss................................................   (13,607,653)
                                                              ------------
Net Increase................................................  $  4,451,781
                                                              ============

                                       14
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                             JUNE 30, 2001   DECEMBER 31, 2000
                                                             -------------   ------------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $18,059,434      $ 37,434,443
Net realized gain...........................................    2,309,224           384,875
Net change in unrealized depreciation.......................  (15,916,877)       54,275,838
                                                              ------------     ------------

    Net Increase............................................    4,451,781        92,095,156
                                                              ------------     ------------

Dividends to Shareholders from Net Investment Income:
Class A shares..............................................     (308,126)         (411,829)
Class B shares..............................................  (15,272,150)      (34,240,678)
Class C shares..............................................     (297,557)         (561,063)
Class D shares..............................................   (2,199,765)       (2,022,239)
                                                              ------------     ------------

    Total Dividends.........................................  (18,077,598)      (37,235,809)
                                                              ------------     ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................  (11,513,985)       17,888,348
                                                              ------------     ------------

    Net Increase (Decrease).................................  (25,139,802)       72,747,695
Net Assets:
Beginning of period.........................................  854,669,319       781,921,624
                                                              ------------     ------------

    End of Period
    (Including accumulated undistributed net investment
    income of $786,786 and $198,571, respectively)..........  $829,529,517     $854,669,319
                                                              ============     ============

                                       15
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley California Tax-Free Income Fund (the "Fund"), formerly Morgan Stanley Dean Witter California Tax-Free Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2001.

For the six months ended June 30, 2001, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $438,817.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $286,054 and $2,064, respectively and received $30,293 in front-end sales

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2001 aggregated $80,441,955 and $69,478,192, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $4,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,904. At June 30, 2001, the Fund had an accrued pension liability of $54,620 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California Series ("California Series"), the Fund obtained a net capital loss carryover of approximately $785,000 from California Series. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations. At December 31, 2000, the Fund had a net capital loss carryover of approximately $1,454,000 of which $98,000 will be available through December 31, 2006 and $1,356,000 will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

As of December 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                        JUNE 30, 2001                  DECEMBER 31, 2000
                                                  -------------------------       ---------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   -------------
CLASS A SHARES
Sold............................................     672,446   $  8,315,054         1,295,070   $  15,737,870
Reinvestment of dividends.......................       7,730         95,143            19,943         239,352
Redeemed........................................    (250,429)    (3,116,674)         (862,762)    (10,589,748)
                                                  ----------   ------------       -----------   -------------
Net increase - Class A..........................     429,747      5,293,523           452,251       5,387,474
                                                  ----------   ------------       -----------   -------------
CLASS B SHARES
Sold............................................   3,016,385     37,709,650         5,217,315      62,544,616
Reinvestment of dividends.......................     599,102      7,446,980         1,400,796      16,888,842
Redeemed........................................  (4,437,282)   (55,254,303)      (13,225,560)   (158,170,778)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class B..........................    (821,795)   (10,097,673)       (6,607,449)    (78,737,320)
                                                  ----------   ------------       -----------   -------------
CLASS C SHARES
Sold............................................     588,780      7,311,783           600,780       7,343,832
Reinvestment of dividends.......................      15,762        195,955            32,558         393,034
Redeemed........................................    (536,856)    (6,680,737)         (593,088)     (7,237,153)
                                                  ----------   ------------       -----------   -------------
Net increase - Class C..........................      67,686        827,001            40,250         499,713
                                                  ----------   ------------       -----------   -------------
CLASS D SHARES
Sold............................................      52,185        651,484         1,444,406      17,414,511
Reinvestment of dividends.......................      85,151      1,055,955            74,512         915,277
Acquisition of Morgan Stanley Dean Witter
  Multi-State
  Municipal Series Trust -- California Series...      --            --              7,362,735      89,008,730
Redeemed........................................    (744,540)    (9,244,275)       (1,379,085)    (16,600,037)
                                                  ----------   ------------       -----------   -------------
Net increase (decrease) in Class D..............    (607,204)    (7,536,836)        7,502,568      90,738,481
                                                  ----------   ------------       -----------   -------------
Net increase (decrease) in Fund.................    (931,566)  $(11,513,985)        1,387,620   $  17,888,348
                                                  ==========   ============       ===========   =============

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating To Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

At June 30, 2001, the Fund held positions in residual interest bonds having a total value of $44,415,000, which represents 5.4% of the Fund's net assets.

9. Acquisition Morgan Stanley Dean Witter Multi-State Municipal Series
Trust -- California Series
On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California Series ("California Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of California Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 7,362,735 Class D shares of the Fund at a net asset value of $12.09 per share for 8,550,957 shares of California Series. The net assets of the Fund and California Series immediately before the acquisition were $746,722,185, and $89,008,730, respectively, including unrealized appreciation of $1,622,886 for California Series. Immediately after the acquisition, the combined net assets of the Fund amounted to $835,730,915.

10. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $606,378 increase in the cost of securities and a corresponding $606,378 increase to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $73,841; decrease unrealized appreciation by $62,618; and decrease realized gains by $11,223. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                FOR THE SIX              FOR THE YEAR ENDED DECEMBER 31,          JULY 28, 1997*
                                               MONTHS ENDED         -----------------------------------------         THROUGH
                                               JUNE 30, 2001          2000            1999             1998      DECEMBER 31, 1997
                                               -------------        ---------       --------         --------    -----------------
                                                (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $12.49             $11.67         $12.75           $12.89          $12.80
                                                   ------             ------         ------           ------          ------

Income (loss) from investment operations:
  Net investment income......................        0.30(5)            0.58           0.58             0.59            0.27
  Net realized and unrealized gain (loss)....       (0.22)(5)           0.82          (1.06)            0.10            0.09
                                                   ------             ------         ------           ------          ------

Total income (loss) from investment
  operations.................................        0.08               1.40          (0.48)            0.69            0.36
                                                   ------             ------         ------           ------          ------

Less dividends and distributions from:
  Net investment income......................       (0.29)             (0.58)         (0.58)           (0.59)         (0.27)
  Net realized gain..........................         --                 --           (0.02)           (0.24)           --
                                                   ------             ------         ------           ------          ------

Total dividends and distributions............       (0.29)             (0.58)         (0.60)           (0.83)         (0.27)
                                                   ------             ------         ------           ------          ------

Net asset value, end of period...............      $12.28             $12.49         $11.67           $12.75          $12.89
                                                   ======             ======         ======           ======          ======

Total Return+................................        0.70%(1)          12.17%         (3.91)%           5.50%           2.82%(1)

Ratios to Average Net Assets:
Expenses.....................................        0.76%(2)(3)        0.83%(3)       0.78%(3)(4)      0.83%(3)        0.78%(2)

Net investment income........................        4.68%(2)(3)(5)     4.80%(3)       4.70%(3)         4.58%(3)        4.47%(2)

Supplemental Data:
Net assets, end of period, in thousands......     $17,412            $12,336         $6,253           $3,788          $1,175

Portfolio turnover rate......................           9%(1)              4%             5%              20%             15%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                                       22
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                     FOR THE SIX                              FOR THE YEAR ENDED DECEMBER 31,
                                    MONTHS ENDED           ---------------------------------------------------------------------
                                    JUNE 30, 2001            2000           1999              1998          1997*         1996
                                    -------------          --------       --------          --------       --------     --------
                                     (unaudited)

Class B Shares
Selected Per Share Data:
Net asset value, beginning of
  period..........................    $12.57                 $11.73         $12.81            $12.92         $12.57       $12.92
                                      ------                 ------         ------            ------         ------       ------
Income (loss) from investment
  operations:
  Net investment income...........      0.27(6)                0.57           0.57              0.58           0.57         0.58
  Net realized and unrealized gain
    (loss)........................     (0.21)(6)               0.84          (1.06)             0.13           0.35        (0.21)
                                      ------                 ------         ------            ------         ------       ------
Total income (loss) from
  investment operations...........      0.06                   1.41          (0.49)             0.71           0.92         0.37
                                      ------                 ------         ------            ------         ------       ------
Less dividends and distributions
  from:
  Net investment income...........     (0.26)                 (0.57)         (0.57)            (0.58)         (0.57)       (0.58)
  Net realized gain...............       --                     --           (0.02)            (0.24)           --         (0.14)
                                      ------                 ------         ------            ------         ------       ------
Total dividends and
  distributions...................     (0.26)                 (0.57)         (0.59)            (0.82)         (0.57)       (0.72)
                                      ------                 ------         ------            ------         ------       ------
Net asset value, end of period....    $12.37                 $12.57         $11.73            $12.81         $12.92       $12.57
                                      ======                 ======         ======            ======         ======       ======
Total Return+.....................      0.48%(1)              12.29%         (3.99)%            5.63%          7.51%        3.13%
Ratios to Average Net Assets:
Expenses..........................      1.22%(2)(3)(5)         0.93%(3)(5)    0.91%(3)(4)(5)    0.95%(3)(5)    1.33%        1.32%(4)
Net investment income.............      4.22%(2)(3)(5)(6)      4.70%(3)(5)    4.57%(3)(5)       4.46%(3)(5)    4.51%        4.66%
Supplemental Data:
Net assets, end of period, in
  thousands.......................  $710,851               $732,668       $761,548          $896,685       $914,474     $975,702
Portfolio turnover rate...........         9%(1)                  4%             5%               20%            15%          11%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.34% and 4.10%, respectively, for the six months ended June 30, 2001; 1.34% and 4.29%, respectively, for the year ended December 31, 2000; 1.34% and 4.14%, respectively, for the year ended December 31, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.
    (6) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                                       23
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                              FOR THE PERIOD
                                                  FOR THE SIX          FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                                 MONTHS ENDED       --------------------------------------        THROUGH
                                                 JUNE 30, 2001        2000           1999           1998     DECEMBER 31, 1997
                                                 -------------      --------       --------       --------   -----------------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period...........   $12.57             $11.73         $12.81         $12.92          $12.80
                                                  ------             ------         ------         ------          ------
Income (loss) from investment operations:
  Net investment income........................     0.26(5)            0.52           0.51           0.53            0.23
  Net realized and unrealized gain (loss)......    (0.21)(5)           0.84          (1.06)          0.13            0.12
                                                  ------             ------         ------         ------          ------
Total income (loss) from investment
  operations...................................     0.05               1.36          (0.55)          0.66            0.35
                                                  ------             ------         ------         ------          ------
Less dividends and distributions from:
  Net investment income........................    (0.25)             (0.52)         (0.51)         (0.53)          (0.23)
  Net realized gain............................   --                  --             (0.02)         (0.24)        --
                                                  ------             ------         ------         ------          ------
Total dividends and distributions..............    (0.25)             (0.52)         (0.53)         (0.77)          (0.23)
                                                  ------             ------         ------         ------          ------
Net asset value, end of period.................   $12.37             $12.57         $11.73         $12.81          $12.92
                                                  ======             ======         ======         ======          ======
Total Return+..................................     0.50%(1)          11.74%         (4.41)%         5.22%           2.80%(1)
Ratios to Average Net Assets:
Expenses.......................................     1.34%(2)(3)        1.34%(3)       1.34%(3)(4)    1.33%(3)        1.31%(2)
Net investment income..........................     4.10%(2)(3)(5)     4.29%(3)       4.14%(3)       4.08%(3)        4.24%(2)
Supplemental Data:
Net assets, end of period, in thousands........  $15,141            $14,534        $13,099         $9,849          $3,610
Portfolio turnover rate........................        9%(1)              4%             5%            20%             15%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                                       24
                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR ENDED DECEMBER 31,           JULY 28, 1997*
                                              MONTHS ENDED       --------------------------------------------        THROUGH
                                              JUNE 30, 2001        2000              1999              1998     DECEMBER 31, 1997
                                              -------------      --------          --------          --------   -----------------
                                               (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period........    $12.53            $11.71            $12.78            $12.92          $12.80
                                                ------            ------            ------            ------          ------
Income (loss) from investment operations:
  Net investment income.....................      0.31(5)           0.61              0.60              0.63            0.28
  Net realized and unrealized gain (loss)...     (0.21)(5)          0.82             (1.05)             0.10            0.12
                                                ------            ------            ------            ------          ------
Total income (loss) from investment
  operations................................      0.10              1.43             (0.45)             0.73            0.40
                                                ------            ------            ------            ------          ------
Less dividends and distributions from:
  Net investment income.....................     (0.30)            (0.61)            (0.60)            (0.63)          (0.28)
  Net realized gain.........................    --                 --                (0.02)            (0.24)        --
                                                ------            ------            ------            ------          ------
Total dividends and distributions...........     (0.30)            (0.61)            (0.62)            (0.87)          (0.28)
                                                ------            ------            ------            ------          ------
Net asset value, end of period..............    $12.33            $12.53            $11.71            $12.78          $12.92
                                                ======            ======            ======            ======          ======
Total Return+...............................      0.79%(1)         12.50%            (3.63)%            5.77%           3.18%(1)
Ratios to Average Net Assets:
Expenses....................................      0.59%(2)(3)       0.59%(3)          0.59%(3)(4)       0.58%(3)        0.60%(2)
Net investment income.......................      4.85%(2)(3)(5)    5.04%(3)          4.89%(3)          4.83%(3)        5.34%(2)
Supplemental Data:
Net assets, end of period, in thousands.....   $86,126           $95,132            $1,021              $554             $45
Portfolio turnover rate.....................         9%(1)             4%                5%               20%             15%

---------------------

     *   The date shares were first issued.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                                       25
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
CALIFORNIA TAX-FREE
INCOME FUND

Semiannual Report
June 30, 2001